CTIVP® – Victory Sycamore Established Value Fund
Third Quarter Report
September 30, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
CTIVP® – Victory Sycamore Established Value Fund, September 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 96.3%
Issuer	Shares	Value ($)
Consumer Discretionary 10.2%
Automobile Components 1.4%
BorgWarner, Inc.	138,300	6,079,668
Hotels, Restaurants & Leisure 3.1%
Expedia Group, Inc.	37,700	8,058,375
Hilton Worldwide Holdings, Inc.	11,600	3,009,504
Texas Roadhouse, Inc.	18,000	2,990,700
Total		14,058,579
Specialty Retail 5.4%
AutoZone, Inc.(a)	800	3,432,192
Bath & Body Works, Inc.	135,700	3,495,632
Lowe’s Companies, Inc.	26,600	6,684,846
Penske Automotive Group, Inc.	26,900	4,678,179
Tractor Supply Co.	77,000	4,378,990
Williams-Sonoma, Inc.	8,400	1,641,780
Total		24,311,619
Textiles, Apparel & Luxury Goods 0.3%
Ralph Lauren Corp.	3,600	1,128,816
Total Consumer Discretionary		45,578,682
Consumer Staples 6.5%
Consumer Staples Distribution & Retail 5.6%
Casey’s General Stores, Inc.	13,200	7,462,224
Maplebear, Inc.(a)	58,900	2,165,164
Performance Food Group, Inc.(a)	86,400	8,989,056
U.S. Foods Holding Corp.(a)	87,100	6,673,602
Total		25,290,046
Personal Care Products 0.9%
Estee Lauder Companies, Inc. (The), Class A	43,300	3,815,596
Total Consumer Staples		29,105,642
Energy 5.2%
Energy Equipment & Services 1.5%
Baker Hughes Co.	136,000	6,625,920
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 3.7%
Chord Energy Corp.	57,000	5,664,090
Coterra Energy, Inc.	260,700	6,165,555
Devon Energy Corp.	134,500	4,715,570
Total		16,545,215
Total Energy		23,171,135
Financials 14.8%
Banks 3.3%
Huntington Bancshares, Inc.	428,200	7,395,014
Truist Financial Corp.	159,400	7,287,768
Total		14,682,782
Capital Markets 1.6%
Raymond James Financial, Inc.	43,400	7,490,840
Insurance 9.9%
American Financial Group, Inc.	54,700	7,970,884
Fidelity National Financial, Inc.	130,400	7,887,896
Hartford Insurance Group, Inc. (The)	56,300	7,509,857
Old Republic International Corp.	151,600	6,438,452
Principal Financial Group, Inc.	69,900	5,795,409
Willis Towers Watson PLC	25,000	8,636,250
Total		44,238,748
Total Financials		66,412,370
Health Care 6.0%
Health Care Equipment & Supplies 1.5%
Hologic, Inc.(a)	103,400	6,978,466
Health Care Providers & Services 4.5%
Labcorp Holdings, Inc.	30,100	8,640,506
Molina Healthcare, Inc.(a)	18,400	3,521,024
Quest Diagnostics, Inc.	41,300	7,870,954
Total		20,032,484
Total Health Care		27,010,950

CTIVP® – Victory Sycamore Established Value Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – Victory Sycamore Established Value Fund, September 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 19.3%
Aerospace & Defense 2.6%
L3Harris Technologies, Inc.	20,700	6,321,987
StandardAero, Inc.(a)	34,700	946,963
Textron, Inc.	53,400	4,511,766
Total		11,780,716
Building Products 1.5%
Builders FirstSource, Inc.(a)	25,500	3,091,875
Carrier Global Corp.	58,600	3,498,420
Total		6,590,295
Commercial Services & Supplies 1.0%
Republic Services, Inc.	20,700	4,750,236
Electrical Equipment 2.3%
Hubbell, Inc.	13,200	5,680,092
Regal Rexnord Corp.	31,500	4,518,360
Total		10,198,452
Ground Transportation 3.8%
CSX Corp.	205,600	7,300,856
Knight-Swift Transportation Holdings, Inc.	149,200	5,894,892
Landstar System, Inc.	29,800	3,652,288
Total		16,848,036
Machinery 5.3%
AGCO Corp.	41,400	4,432,698
Lincoln Electric Holdings, Inc.	34,000	8,018,220
Middleby Corp. (The)(a)	25,500	3,389,715
Xylem, Inc.	52,600	7,758,500
Total		23,599,133
Professional Services 2.8%
FTI Consulting, Inc.(a)	21,300	3,443,145
Genpact Ltd.	100,000	4,189,000
TransUnion	61,200	5,127,336
Total		12,759,481
Total Industrials		86,526,349
Common Stocks (continued)
Issuer	Shares	Value ($)
Information Technology 9.6%
Electronic Equipment, Instruments & Components 4.4%
Keysight Technologies, Inc.(a)	45,800	8,011,336
Trimble Navigation Ltd.(a)	92,500	7,552,625
Zebra Technologies Corp., Class A(a)	14,000	4,160,240
Total		19,724,201
IT Services 0.7%
Akamai Technologies, Inc.(a)	44,000	3,333,440
Semiconductors & Semiconductor Equipment 3.3%
Microchip Technology, Inc.	104,600	6,717,412
MKS, Inc.	63,200	7,822,264
Total		14,539,676
Software 1.2%
Check Point Software Technologies Ltd.(a)	25,900	5,358,969
Total Information Technology		42,956,286
Materials 11.8%
Chemicals 4.7%
Axalta Coating Systems Ltd.(a)	103,000	2,947,860
CF Industries Holdings, Inc.	79,400	7,122,180
RPM International, Inc.	56,800	6,695,584
Westlake Corp.	54,000	4,161,240
Total		20,926,864
Containers & Packaging 4.5%
AptarGroup, Inc.	41,800	5,586,988
Crown Holdings, Inc.	68,500	6,616,415
Graphic Packaging Holding Co.	52,900	1,035,253
Packaging Corp. of America	31,600	6,886,588
Total		20,125,244
Metals & Mining 2.6%
Franco-Nevada Corp.	30,900	6,887,919
Steel Dynamics, Inc.	34,800	4,852,164
Total		11,740,083
Total Materials		52,792,191
CTIVP® – Victory Sycamore Established Value Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – Victory Sycamore Established Value Fund, September 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 7.0%
Residential REITs 2.9%
Camden Property Trust	53,000	5,659,340
Equity LifeStyle Properties, Inc.	122,000	7,405,400
Total		13,064,740
Retail REITs 1.8%
NNN REIT, Inc.	185,700	7,905,249
Specialized REITs 2.3%
Lamar Advertising Co., Class A	60,500	7,406,410
SBA Communications Corp.	16,200	3,132,270
Total		10,538,680
Total Real Estate		31,508,669
Utilities 5.9%
Electric Utilities 2.5%
Alliant Energy Corp.	163,900	11,048,499
Multi-Utilities 1.8%
CMS Energy Corp.	111,000	8,131,860
Common Stocks (continued)
Issuer	Shares	Value ($)
Water Utilities 1.6%
American Water Works Co., Inc.	50,500	7,029,095
Total Utilities		26,209,454
Total Common Stocks (Cost $380,685,232)		431,271,728

Money Market Funds 3.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.265%(b),(c)	14,538,882	14,534,520
Total Money Market Funds (Cost $14,534,638)		14,534,520
Total Investments in Securities (Cost: $395,219,870)		445,806,248
Other Assets & Liabilities, Net		2,006,347
Net Assets		447,812,595
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2025.
(c)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.265%
	14,713,275	73,801,144	(73,979,781)	(118)	14,534,520	(615)	468,985	14,538,882
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

CTIVP® – Victory Sycamore Established Value Fund  | 2025

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